UMB SCOUT FUNDS

BOND fund
(UMBBX)

Semiannual Report  December 31, 1998


A no-load mutual fund with primary emphasis on maximum current income consistent with its quality and maturity standards.


TO THE SHAREHOLDERS

The UMB Scout Bond Fund's share price was $11.33 per share at the close of the quarter ended December 31, 1998, and investors earned a total return (price change and reinvested distributions) of 0.13% for the quarter and 7.14% for the calendar year. The Fund seeks to provide maximum current income consistent with its quality and maturity standards by investing in fixed-income obligations.

Bond yields drifted higher during the quarter, despite declines in the Fed Funds interest rate in October and November. While Fed Funds dropped to 4.75% from 5.25% during the quarter, the yield on 10-year Treasury notes rose to 4.64% from 4.41%. The bullishness that helped drive rates sharply lower earlier in the year was replaced by apprehension about the buoyant economy. As economic reports showed continued signs of strength, investors began to worry that rates might have fallen "too far, too fast." Selling pressure then helped drive rates higher. At the same time, investors showed a renewed appetite for stocks and many institutional managers moved money into them from bonds. The quarter marked the close of one of the most volatile years in the last decade.

A "flight to quality" had increased the yield difference between U.S. Treasury securities and all other sectors during the third quarter of the year, but this began to reverse during the fourth quarter. Yields on corporate and agency issues moved closer to Treasuries in December as market yields moved higher. The change helped provide some incremental performance advantage for the Fund, as it is more heavily weighted in the corporate and agency sectors. Our positions in issues from the Government National Mortgage Association helped bolster the dividend yield while reducing share price volatility.

The Fund has continued to focus on agency issues because they deliver virtually the same yield as high-quality corporate bonds without the corresponding credit risk. We invest in corporate issues with great care and only when they are priced to provide sufficient additional yield to compensate for the increase in credit risk.

The Fund's holdings in the corporate and GNMA sectors have been effective in enhancing long-term returns. A strong performance in December helped reverse some of the impact of the international market turbulence seen in prior months. The Fund will continue to avoid the higher-risk sectors of the corporate market, however, such as financial companies and BBB-rated companies. We consider it prudent to maintain our proven style, looking for less turbulent times ahead.

We believe the Fund is an outstanding choice for investors seeking a stable fixed-income return, while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk.

For the six months ended December 31, 1998, shareholders received an ordinary income dividend of $.31 per share and no short-term or long-term capital gains.

We appreciate your continued participation in the UMB Scout Bond Fund as part of your investment portfolio, and welcome your comments and questions.

Sincerely,
George W. Root
/s/George W. Root
UMB Investment Advisors


Chart - Taxable Yield Curves

                                   COMPARATIVE RATES OF RETURN
                                     as of December 31, 1998
                                1 Year  5 Years  10 Years  15 Years
UMB Scout Bond Fund             7.14%   5.63%    7.54%     8.38%
Lipper Intermed. Inv.
  Grade Fund Index*             7.80%   6.42%    8.21%     N.A.
Lehman Bros.
  Govt./Corp. Intermed.*        8.44%   6.60%    8.52%     9.36%
Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.
* Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

Chart - Fund Diversification
Corporate Bonds         42.4%
Government
 & Agency               55.1%
Short_Term               2.5%

Chart - Hypothetical Growth of $10,000

HISTORICAL PER SHARE RECORD
                        Income &                        Cumulative*
                Net     Short-Term      Long-Term       Value Per
                Asset   Gains           Gains           Share Plus
                Value   Distribution    Distribution    Distributions
12/31/82        $10.05  $0.03           $ -             $ 10.08
12/31/83        9.59    0.94              -               10.56
12/31/84        10.37   0.45              -               11.79
12/31/85        10.94   0.98             0.02             13.36
12/31/86        11.37   0.83             0.03             14.64
12/31/87        10.42   1.25             0.01             14.95
12/31/88        10.19   0.81             0.03             15.56
12/31/89        10.50   0.82              -               16.69
12/31/90        10.54   0.79              -               17.52
12/31/91        11.19   0.71              -               18.88
12/31/92        11.20   0.71              -               19.60
12/31/93        11.44   0.64             0.04             20.52
12/31/94        10.46   0.63              -               20.17
12/31/95        11.26   0.63             0.01             21.60
12/31/96        11.02   0.62              -               21.99
12/31/97        11.17   0.63              -               22.76
12/31/98        11.33   0.62              -               23.54
*Does not assume any compounding of reinvested distributions.
Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (OFDICO). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS	DECEMBER 31, 1998 (unaudited)
STATEMENT OF NET ASSETS

        FACE                                                           MARKET
        AMOUNT  DESCRIPTION                                            VALUE

CORPORATE BONDS - 42.43%
$       500,000 Alabama Power Company,
                5.49%, due November 1, 2005                       $    498,930
      1,000,000 Alabama Power Company, Sr. Note,
                6.25%, due September 30, 2010                        1,016,900
        500,000 Albertson's Inc., Medium Term Note,
                6.18%, due March 22, 2000                              505,185
        500,000 Albertson's Inc., Notes,
                6.375%, due June 1, 2000                               506,735
        500,000 Amoco Canada Petroleum Co., Notes,
                7.25%, due December 1, 2002                            533,335
	500,000	Baltimore Gas & Electric Co.,
                1st & Refunding Mortgage,
                6.50%, due February 15, 2003                           519,925
        500,000 BellSouth Telecommunications, Incorporated,
                Notes,
                6.25%, due May 15, 2003                                520,975
        500,000 BellSouth Telecommunications, Incorporated,
                Notes,
                6.375%, due June 15, 2004                              527,040
        500,000 Carolina Power & Light Company, 1st Mortgage,
                5.875%, due January 15, 2004                           509,540
        500,000 Consolidated Edison Co. New York, Incorporated,
                Debentures,
                6.625%, due February 1, 2002                           517,575
        500,000 Cooper Industries Inc.,
                Medium Term Notes,
                5.88%, due February 20, 2003                           504,735
	500,000	Delmarva Power & Light Co.,
                Medium Term Notes,
                7.50%, due May 1, 1999                                 503,540
      1,000,000 Dillard Department Stores Inc., Note,
                6.875%, due June 1, 2005                             1,020,520
	500,000	duPont (E.I.) deNemours & Company,
                Notes,
                6.75%, due October 15, 2002                            527,270
	500,000	Duke Power Company, 1st & Refunding Mortgage,
                7.00%, due June 1, 2000                                511,850
	500,000	Duke Power Company, 1st & Refunding Mortgage,
                5.875%, due June 1, 2001                               506,735
	500,000	Emerson Electric Company, Notes,
                6.30%, due November 1, 2005                            520,720
	500,000	Englehard Corp., Senior Note,
                7.00%, due August 1, 2001                              513,650
	750,000	Florida Power & Light Company, 1st Mortgage,
                5.50%, due July 1, 1999                                751,500
	500,000	General Mills Incorporated,
                Medium Term Notes,
                7.50%, due June 5, 2000                                515,810
	500,000	General Mills Incorporated,
                Medium Term Notes,
                5.98%, due July 9, 2001                                507,100
	500,000	GTE California Incorporated, Debentures,
                Series A,
                5.625%, due February 1, 2001                           502,895
	500,000	GTE Southwest Incorporated, Debentures,
                6.00%, due January 15, 2006                            512,370
	500,000	GTE Southwest Incorporated, Debentures,
                6.00%, due February 15, 2008                           516,080
        500,000 Honeywell Inc., Bond,
                6.75%, due March 15, 2002                              519,400
	500,000	International Business Machines Corporation,
        Notes, 6.375%, due June 15, 2000                               509,255
	500,000	International Business Machines Corporation,
                Notes,
                7.25%, due November 1, 2002                            536,145
	500,000	International Paper Company,
                Medium Term Notes,
                8.05%, due March 25, 1999                              502,565
	500,000	Kansas City Power & Light Company,
                Medium Term Notes,
                6.50%, due January 2, 2001                             510,325
      1,000,000 May Department Stores Inc.,
                6.875%, due November 1, 2005                         1,077,440
        250,000 McDonald's Corporation, Series C,
                Medium Term Notes,
                8.75%, due November 15, 2000                           265,890
        500,000 McDonald's Corporation,
                Medium Term Notes,
                7.375%, due July 15, 2002                              506,200
	500,000	Minnesota Mining & Manufacturing Company,
                Medium Term Notes,
                6.25%, due March 29, 1999                              501,330
	750,000	Monongahela Power Company, 1st Mortgage,
                5.625%, due April 1, 2000                              751,538
	500,000	Monongahela Power Company, 1st Mortgage,
                7.375%, due July 1, 2002                               528,675
      1,000,000 New York Telephone Company, Notes,
                5.875%, due September 1, 2003                        1,020,360
	500,000	Newell Company, Medium Term Notes,
                6.18%, due July 11, 2000                               506,055
	500,000	Northwest Natural Gas Company,
        Secured Medium Term Notes,
                5.98%, due December 15, 2000                           506,285
	500,000	Pacific Bell Telephone Company, Notes,
                7.25%, due July 1, 2002                                531,850
	500,000	Pacific Bell Telephone Company, Notes,
                6.25%, due March 1, 2005                               523,090
	500,000	Pacific Gas & Electric Company, 1st Mortgage,
                6.25%, due March 1, 2004                               521,570
      1,000,000 Public Service Company of Oklahoma,
                Medium Term Notes,
                6.02%, due March 1, 2001                             1,014,070
	500,000	Sara Lee Corporation, Series C,
                Medium Term Notes,
                6.45%, due September 26, 2005                          523,390
	500,000	Southwestern Bell Telephone Company,
                Medium Term Notes,
                6.125%, due March 12, 2001                             508,620
        500,000 Southwestern Bell Telephone Company,
                Medium Term Notes,
                5.77%, due October 14, 2003                            506,610
	500,000	Sysco Corporation, Notes,
                7.00%, due May 1, 2006                                 543,805
	500,000	Texaco Capital Incorporated,
                Medium Term Notes,
                8.24%, due October 15, 2001                            536,745
	250,000	Texaco Capital Incorporated,
                Medium Term Notes,
                5.70%, due December 1, 2008                            248,555
      1,000,000 Texas Instruments Incorporated,
                Unsecured Note,
                6.125%, due February 1, 2006                         1,017,030
	500,000	Tribune Company, Medium Term Notes,
                5.30%, due April 17, 2000                              500,415
	500,000	Tribune Company, Medium Term Notes,
                5.75%, due September 15, 2003                          506,830
	500,000	Union Electric Company, 1st Mortage,
                6.75%, due October 15, 1999                            505,495
	500,000	Union Pacific Corporation, Notes,
                6.25%, due March 15, 1999                              500,600
	500,000	Union Pacific Corporation, Notes,
                7.875%, due February 15, 2002                          527,405
	500,000	Union Pacific Railroad Company Equipment Trust,
                Series Cl.,
                7.01%, due June 1, 2004                                526,480
	500,000	Wal-Mart Stores Incorporated, Notes,
                6.125%, due October 1, 1999                            502,730
	500,000	Wal-Mart Stores Incorporated, Notes,
                5.85%, due June 1, 2000                                503,275
	500,000	Wisconsin Electric Power Company,
                6.625%, due November 15, 2006                          530,525
	550,000	Xerox Corporation, Note,
                5.25%, due December 15, 2003                           548,923
TOTAL CORPORATE BONDS - 42.43%                                      33,440,391

U.S. GOVERNMENTAL AGENCIES - 10.13%
         32,160 Government National Mortgage Association,
                9.00%, due July 15, 2001                                32,751
         32,477 Government National Mortgage Association,
                8.00%, due February 20, 2002                            32,916
         72,721 Government National Mortgage Association,
                8.50%, due February 20, 2002                            74,184
         27,887 Government National Mortgage Association,
                8.00%, due January 15, 2004                             28,766
	100,555	Government National Mortgage Association,
                9.50%, due April 15, 2005                              105,672
        133,402 Government National Mortgage Association,
                9.75%, due May 15, 2005                                140,189
         61,893 Government National Mortgage Association,
                9.00%, due October 20, 2005                             64,392
         95,582 Government National Mortgage Association,
                7.50%, due February 15, 2006                            98,763
         45,558 Government National Mortgage Association,
                7.50%, due March 15, 2006                               47,249
         89,338 Government National Mortgage Association,
                8.00%, due June 20, 2006                                91,450
         91,516 Government National Mortgage Association,
                8.50%, due July 15, 2006                                94,937
         46,406 Government National Mortgage Association,
                8.00%, due August 15, 2006                              48,264
	146,158	Government National Mortgage Association,
                8.00%, due August 15, 2006                             152,012
	155,557	Government National Mortgage Association,
                7.50%, due August 20, 2006                             158,748
	121,186	Government National Mortgage Association,
                7.50%, due September 15, 2006                          125,686
         65,611 Government National Mortgage Association,
                7.50%, due April 15, 2007                               68,377
	134,384	Government National Mortgage Association,
                7.50%, due March 20, 2009                              137,620
	338,647	Government National Mortgage Association,
                6.00%, due May 15, 2009                                342,938
	264,307	Government National Mortgage Association,
                7.00%, due May 15, 2009                                271,134
	446,364	Government National Mortgage Association,
                6.00%, due April 15, 2011                              450,345
	414,030	Government National Mortgage Association,
                7.00%, due August 20, 2011                             422,500
	387,865	Government National Mortgage Association,
                6.50%, due October 15, 2011                            395,521
	351,883	Government National Mortgage Association,
                7.00%, due October 20, 2011                            359,083
	442,661	Government National Mortgage Association,
                6.50%, due February 15, 2012                           451,258
	413,516	Government National Mortgage Association,
                7.00%, due April 20, 2012                              421,808
	464,045	Government National Mortgage Association,
                6.50%, due September 20, 2012                          470,736
	435,094	Government National Mortgage Association,
                6.50%, due October 20, 2012                            441,368
        479,304 Government National Mortgage Association,
                6.00%, due February 20, 2013                           481,480
	480,783	Government National Mortgage Association,
                6.00%, due March 20, 2013                              482,067
        492,795 Government National Mortgage Association,
                6.00%, due August 15, 2013                             496,575
        492,342 Government National Mortgage Association,
                6.00%, due August 20, 2013                             493,657
        500,000 Government National Mortgage Association,
                6.00%, due December 20, 2013                           501,336
TOTAL U.S. GOVERNMENTAL AGENCIES - 10.13%                            7,983,782

U.S. GOVERNMENT SECURITIES - 8.61%
	500,000	U.S. Treasury Notes,
                6.375%, due January 15, 1999                           500,235
      1,000,000 U.S. Treasury Notes,
                6.00%, due October, 15, 1999                         1,010,000
	500,000	U.S. Treasury Notes,
                5.50%, due March 31, 2000                              504,920
      1,000,000 U.S. Treasury Notes,
                7.50%, due November 15, 2001                         1,075,310
      1,500,000 U.S. Treasury Notes,
                6.375%, due August 15, 2002                          1,582,260
      1,000,000 U.S. Treasury Notes,
                6.25%, due February 15, 2003                         1,057,500
      1,000,000 U.S. Treasury Notes,
                5.875%, due February 15, 2004                        1,055,000
TOTAL U.S. GOVERNMENT SECURITIES - 8.61%                             6,785,225

GOVERNMENT SPONSORED ENTERPRISES - 36.32%
	500,000	Federal Farm Credit Bank Medium Term Notes,
                6.70%, due October 11, 2006                            541,250
	500,000	Federal Home Loan Banks,
                6.31%, due March 29, 2001                              513,830
        500,000 Federal Home Loan Banks,
                6.18%, due December 19, 2001                           515,470
	500,000	Federal Home Loan Banks,
                5.65%, due March 3, 2003                               509,060
      1,000,000 Federal Home Loan Banks,
                5.28%, due December 10, 2003                           994,645
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.05%, due March 12, 2003                            1,015,620
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.75%, due May 30, 2006                              1,092,340
      1,000,000 Federal Home Loan Mortgage Corporation, Deb.,
                6.13%, due August 19, 1999                           1,006,720
      1,000,000 Federal National Mortgage Association,
                Series H, Deb.,
                6.35%, due August 10, 1999                           1,007,810
      1,500,000 Federal National Mortgage Association, Deb.,
                6.10%, due February 10, 2000                         1,517,580
	500,000	Federal National Mortgage Association,
                5.90%, due November 20, 2000                           508,125
      1,000,000 Federal National Mortgage Association,
                Series I, Deb.,
                8.25%, due December 18, 2000                         1,060,160
      1,250,000 Federal National Mortgage Association, Deb.,
                7.50%, due February 11, 2002                         1,337,300
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb.,
                7.55%, due April 22, 2002                            1,075,310
	500,000	Federal National Mortgage Association, Series K, Deb.,
                7.05%, due November 12, 2002                           532,655
	500,000	Federal National Mortgage Association, Deb.,
                6.80%, due January 10, 2003                            529,455
	482,726	Federal National Mortgage Association,
                6.50%, due November 1, 2004                            487,597
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.40%, due March 12, 1999                              500,235
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.36%, due August 16, 2000                             510,545
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.72%, due March 8, 2001                               507,500
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.45%, due April 23, 2001                            1,030,160
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.625%, due May 21, 2001                               517,500
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.41%, due February 6, 2002                            519,375
        500,000 Federal National Mortgage Association
                Medium Term Notes,
                6.09%, due September 30, 2002                          515,545
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.15%, due January 27, 2003                            499,530
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.36%, due December 27, 2004                         1,014,060
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.10%, due January 26, 2005                            503,435
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.82%, due August 23, 2005                           1,085,780
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.875%, due February 14, 2006                          515,310
      1,500,000 Federal National Mortgage Association
                Medium Term Notes,
                6.41%, due March 8, 2006                             1,593,510
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.96%, due April 2, 2007                               551,405
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.70%, due June 19, 2007                               542,030
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.38%, due February 20, 2008                           503,360
      2,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.00%, due September 29, 2008                        1,974,380
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.01%, due November 13, 2008                           992,500
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.11%, due December 4, 2008                            501,640
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 36.32%                     28,622,727

SHORT-TERM CORPORATE NOTES - 1.26%
        500,000 Lucent Technologies,
                5.25%, due January 6, 1999                             499,563
	500,000	Progress Capital Holdings Inc.,
                5.30%, due January 20, 1999                            498,528
TOTAL SHORT-TERM CORPORATE NOTES - 1.26%                               998,091

REPURCHASE AGREEMENT - 0.06%
         45,000 Northern Trust Co.,
                4.85%, due January 4, 1999
                (Collateralized by U.S. Treasury Notes,
                5.875%, due February 28, 1999)                          45,000

TOTAL INVESTMENTS - 98.81%                                        $ 77,875,216

Other assets less liabilities - 1.19%                                  938,558

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.33 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        6,955,045 shares outstanding)                             $ 78,813,774

See accompanying Notes to Financial Statements.



FINANCIAL STATEMENTS	DECEMBER 31, 1998 (unaudited)
STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
  Investment securities, at market value
  (identified cost $75,242,542)                                   $ 77,875,216
  Cash                                                                (206,199)
  Interest receivable                                                1,130,801
    Total assets                                                    78,799,818
LIABILITIES:
  Payable for investments purchased                                        749
  Disbursements in excess of demand deposit cash                       (14,705)
    Total liabilities                                                  (13,956)
NET ASSETS                                                        $ 78,813,774

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                     $ 75,890,578
  Accumulated undistributed income:
    Net investment income                                              448,731
    Net realized loss on investment transactions                       (36,211)
      Net unrealized appreciation on investments                     2,510,676
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                       $ 78,813,774

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                        6,955,045
 NET ASSET VALUE PER SHARE                                        $      11.33

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS	YEAR ENDED DECEMBER 31, 1998 (unaudited)
STATEMENT OF OPERATIONS

INVESTMENT INCOME:
  Income:
    Interest                                                      $  2,482,165
  Expenses:
    Management fees                                                    335,464
    Government fees                                                      4,337
                                                                       339,801
   Net investment income                                             2,142,364

REALIZED and unrealized gain ON INVESTMENTS:
  Net realized gain from investment transactions                        14,023
  Increase in net unrealized appreciation on investments               760,244
    Net realized and unrealized gain on investments                    774,267
      Net increase in net assets resulting from operations        $  2,916,631

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                DECEMBER 31, 1998       YEAR ENDED
                                                                (UNAUDITED)             JUNE 30, 1998
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $  2,142,364          $  4,434,655
  Net realized gain from investment transactions                        14,023                20,956
  Increase in net unrealized appreciation
    (depreciation) on investments                                      760,244             1,602,921
     Net increase in net assets resulting from operations            2,916,631             6,058,532

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                             (2,142,364)           (4,434,655)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 795,559 and 1,414,139 shares sold                    9,090,884            15,769,806
  Net asset value of 44,161 and 89,801 shares issued for
    reinvestment of distributions                                      499,764             1,002,078
                                                                     9,590,648            16,771,884
  Cost of 818,083 and 1,737,715 shares redeemed                     (9,255,414)          (19,362,930)
    Net increase (decrease) in net assets from
      capital share transactions                                      335,234             (2,591,046)
      Net increase (decrease) in net assets                         1,109,501               (967,169)

NET ASSETS:
  Beginning of period                                               77,704,273            78,671,442
  End of period (including undistributed
    net investment income of $448,731 and
    $448,731, respectively)                                       $ 78,813,774          $ 77,704,273

*Distributions to shareholders:
   Income dividends per share                                     $       0.31          $       0.62

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1998 (excluding commercial paper and repurchase agreements), were as follows:

                        Other than
                        U.S. Government   U.S. Government
                        Securities        Securities
Purchases               $ 2,292,298       $ 6,496,128
Proceeds from sales       2,000,000         6,772,402

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.

This report has been prepared for the information of the Shareholders of UMB Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

Manager and Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a., Kansas City, Missouri

Underwriter, Distributor
and Transfer Agent
Jones & Babson, Inc.
Kansas City, Missouri




UMB SCOUT FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498


Toll Free 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.

JB27D(3/99)                             505509